TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 1,011,934	$ 2,154,361
Forward contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	688,668	1,675,923
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	62,051	1,543,886
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	610,639	2,691
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	15,350	589
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	628	128,757
Swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	274,277	390,599
Cross currency swap
Disclosure of financial liabilities [line items]
Derivative liabilities	52,455	60,845
Interest rate swap
Disclosure of financial liabilities [line items]
Derivative liabilities	221,822	329,754
Futures contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities		3,752
Futures Contract, Interest rate to sell
Disclosure of financial liabilities [line items]
Derivative liabilities		3,752
Option contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	48,989	84,087
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 48,989	$ 84,087